22. Condensed Financial Information (Parent Company Only) (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	$ 1,451,600	$ 1,354,933	$ 1,238,344	$ 1,041,778	$ 5,124,908	$ 5,086,655
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									9,342,682	10,507,078
Cash Flows from Financing Activities
Dividends paid on preferred stock									(81,250)	(81,250)
Dividends paid on common stock									(2,168,476)	(1,974,314)
Net cash used in financing activities									8,044,016	(6,568,506)
Net increase in cash									6,632,185	(11,551,851)
Cash Paid for Interest									3,067,376	3,459,327
Dividends paid:
Dividends declared									3,130,868	2,706,461
Increase in dividends payable attributable to dividends declared									(55,980)	(28,465)
Dividends reinvested									(906,412)	(703,682)
Parent Company [Member]
Cash Flows from Operating Activities
Net income									5,124,908	5,086,655
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(2,807,052)	(3,058,915)
Decrease in income taxes receivable									1,607	201,385
Net cash provided by operating activities									2,319,463	2,229,125
Cash Flows from Financing Activities
Dividends paid on preferred stock									(81,250)	(81,250)
Dividends paid on common stock									(2,168,476)	(1,974,314)
Net cash used in financing activities									(2,249,726)	(2,055,564)
Net increase in cash									69,737	173,561
Cash Beginning				410,075				236,514	410,075	236,514
Cash Ending	479,812				410,075				479,812	410,075
Cash Received for Income Taxes									235,559	436,944
Cash Paid for Interest									402,011	409,938
Dividends paid:
Dividends declared									3,130,868	2,706,461
Increase in dividends payable attributable to dividends declared									(55,980)	(28,465)
Dividends reinvested									(906,412)	(703,682)
Total common shares dividends paid									$ 2,168,476	$ 1,974,314